Leases (Tables)	6 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Liabilities

These leases do not contain any material residual value guarantees or material restrictive covenants, and the extended lease contract does not contain options to extend at the time of expiration.

	December 31, 2025	June 30, 2025

Operating lease right-of-use assets	$40,015	$79,188
Operating lease liabilities – current	$19,059	$79,188
Total operating lease liabilities	$19,059	$79,188

The weighted-average remaining lease term and the weighted-average discount rate of the lease is as follows:

December 31, 2025
Weighted-average remaining lease term	6 month

Weighted-average discount rate	4.5%

Schedule of Summarizes the Maturity of Operating Lease Liabilities

The following table summarizes the maturity of operating lease liabilities as of December 31 ,2025:

12 months ending December 31,	Operating
(Unaudited)
2026	$20,957
Total lease payments	20,957
Less: imputed interest	(1,898)
Total lease liabilities	$19,059